THRIVENT MUTUAL FUNDS

Supplement to Class A and B Shares

Prospectus dated February 29, 2008

The sales charges reflected in this supplement are effective from February 2, 2009 until March 31, 2009. Therefore, the paragraphs and tables on page 96 of the Class A and B Shares prospectus under the “Class A Shares” heading are deleted and replaced with the following:

Class A shares of Thrivent Limited Maturity Bond Fund and Thrivent Money Market Fund are offered without an initial sales charge. The table below shows the sales charges you will pay if you purchase Class A shares of Thrivent Aggressive Allocation Fund, Thrivent Moderately Aggressive Allocation Fund, Thrivent Moderate Allocation Fund, Thrivent Moderately Conservative Allocation Fund, Thrivent Technology Fund, Thrivent Real Estate Securities Fund, Thrivent Partner Small Cap Growth Fund, Thrivent Partner Small Cap Value Fund, Thrivent Small Cap Stock Fund, Thrivent Small Cap Index Fund, Thrivent Mid Cap Growth Fund, Thrivent Partner Mid Cap Value Fund, Thrivent Mid Cap Stock Fund, Thrivent Mid Cap Index Fund, Thrivent Partner Worldwide Allocation Fund, Thrivent Partner International Stock Fund, Thrivent Large Cap Growth Fund, Thrivent Large Cap Value Fund, Thrivent Large Cap Stock Fund, Thrivent Large Cap Index Fund, Thrivent Equity Income Plus Fund and Thrivent Balanced Fund.

WHEN YOU INVEST THIS AMOUNT	THIS % IS DEDUCTED FOR SALES CHARGES		WHICH EQUALS THIS % OF YOUR INVESTMENT**
Less than $50,000	4.4%		4.60%
$50,000 and above but less than $100,000	3.6%		3.73%
$100,000 and above but less than $250,000	2.8%		2.88%
$250,000 and above but less than $500,000	2.0%		2.04%
$500,000 and above but less than $1,000,000	1.6%		1.63%
$1,000,000 or more	0%	*	0%	*

* A deferred sales charge of 1% will apply to shares redeemed within one year.

** The actual sales charge that may be paid by the investor may differ slightly from the sales charge shown above due to rounding that occurs in the calculation of the offering price and in the number of shares purchased.

The table below shows the sales charges you will pay if you purchase Class A shares of Thrivent High Yield Fund, Thrivent Diversified Income Plus Fund, Thrivent Municipal Bond Fund, Thrivent Income Fund and Thrivent Core Bond Fund.

WHEN YOU INVEST THIS AMOUNT	THIS % IS DEDUCTED FOR SALES CHARGES		WHICH EQUALS THIS % OF YOUR INVESTMENT**
Less than $50,000	3.6%		3.73%
$50,000 and above but less than $100,000	3.2%		3.31%
$100,000 and above but less than $250,000	2.8%		2.88%
$250,000 and above but less than $500,000	2.0%		2.04%
$500,000 and above but less than $1,000,000	1.6%		1.63%
$1,000,000 or more	0%	*	0%	*

* A deferred sales charge of 1% will apply to shares redeemed within one year.

** The actual sales charge that may be paid by the investor may differ slightly from the sales charge shown above due to rounding that occurs in the calculation of the offering price and in the number of shares purchased.

The date of this Supplement is December 30, 2008

Please include this Supplement with your Prospectus

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